Convertible Debentures	12 Months Ended
Jun. 30, 2023
Convertible Debentures
Convertible Debentures

Note 13 – Convertible Debentures

Convertible Debenture issued on October 21, 2022

On October 21, 2022, the Company entered into the Securities Purchase Agreement with the Selling Shareholder pursuant to which the Company sold a Convertible Debenture (the “Debenture”) in the original principal amount of $2,100,000 and the Warrants to purchase up to 116% of the maximum number of 5,108,275 ordinary shares of the Company, which is 5,925,599 ordinary shares, at a purchase price of $1,974,000. The warrants had a fair value of $1,007,799, based upon using the Black-Scholes Options Pricing Model with the following inputs:

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

The fair value measurement of the convertible debentures is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the Debenture over the payment term using the effective interest rate method, which is estimated to be $1,872,536. The Company allocated $1,198,804 and $645,196 net proceeds to the Debenture and warrants in accordance with ASC 470-20-25-2, respectively, based on the relative fair values of the Debenture and warrants, and the portion of the proceeds so allocated to the warrants was accounted for as paid-in-capital.

The Debenture is convertible at an initial conversion price equal to $0.33 per ordinary share (the “Conversion Price”), which is 115% of the Volume Weighted Average Price (“VWAP”) of the five trading days immediately prior to closing, and include anti-dilution adjustments in the event any ordinary shares or other equity or equity equivalent securities payable in ordinary shares are granted, issued or sold (or the Company enters into any agreement to grant, issue or sell), in each case, at a price less than the exercise price then in effect, which automatically decreases the Conversion Price of the Debenture upon the occurrence of such event; provided, that the Conversion Price may not be less than $0.06 per ordinary shares, which is 20% of the closing bid price of the trading day immediately prior to closing. The holder of the Debenture has the right to convert all or a portion of the Note at any time after the six months anniversary of the date of issuance and prior to the maturity date, which is two years from the date of issuance.

The conversion feature of the Debenture is excluded from the scope of ASC 815 and accounted for as equity. However, due to the conversion price of the Debenture is higher than the market price of the Company on the issuance date, the Company determined that the Debenture does not contain any BCF in accordance with ASC 470-20-25-5.

The Debenture has an interest of the greater of (i) twelve percent (12% per annum) and (ii) the sum of (A) the Prime Rate in effect as of such date of determination and (B) six (6%) per annum; provided, that if such Interest is being paid in ordinary shares, such Interest shall recalculated in connection with such issuance of ordinary shares at a deemed rate of the greater of (i) fifteen percent (15% per annum) and (ii) the sum of (A) the Prime Rate in effect as of such date of determination and (B) nine (9%) per annum. If an event of default continues, such interest rate shall be adjusted on each trading day in which an event of default is continuing to the sum of (x) the interest rate then in effect on such date of determination and (y) five percent (5.0%) per annum. The interest shall be paid in ordinary shares as long as there is no equity condition failure; provide that the Company may, at its option, pay interest in cash or in a combination of cash and ordinary shares.

	June 30,	June 30,
	2023	2022
Principal balance	$2,100,000	$—
Less: repayments	(300,000)	—
Remaining balance	1,800,000	—
Less: Debentures discount and debts insurance cost	(543,201)	—
Total	$1,256,799	$—
Less: non-current	(486,332)	—
Total current	$770,467	$—

During the years ended June 30, 2023 and 2022, the Company made $300,000 and nil repayments to the Convertible Debenture. The Company incurred issuance cost of $256,000 in connection with the issuance of the Debentures. The Company also recognized the fair value of warrants issued with the Convertible Debenture which estimated to be $645,196 as a discount to the Debentures at the inception date. These issuance costs and Debenture discount are being amortized and recorded to interest expense in the accompanying consolidated statements of income and comprehensive income (loss) over the life of the Debentures using effective interest method. For the years ended June 30, 2023 and 2022, amortization of the issuance cost and Debentures discount of $357,995 and nil, respectively.